REVENUE - Unsatisfied Portions of Performance Obligations (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 7,172
2024
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	4,290
2025
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	1,877
2026
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	412
Thereafter
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 593